Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit of the year	$ 9,185,474	$ 6,043,717	$ 1,918,703
Adjustments for:
Employee benefits	35,532	3,312	31,382
Allowance expected credit loss	41,444	15,487	86,596
Depreciation and amortization	2,313,321	2,050,539	2,000,361
Net (gain) loss on sale of machinery, equipment and improvements to leased assets	14,232	(3,490)	(14,375)
Share of (profit) loss of associate	(1)	(1)	(3)
Net loss (gain) on derivative financial instruments	(6,967)	(51,656)	43,778
Interest expense for financing activity	2,356,116	1,687,895	1,388,072
Unrealized exchange loss (gain)	(261,258)	(5,427)	57,780
Labor provisions	3,285	11,754	428
Income tax expense	3,090,212	1,785,543	467,067
Adjustment from operating activities	16,771,390	11,537,673	5,979,789
Trade accounts receivable	(705,576)	(464,395)	164,258
Recoverable income tax and other current assets	601,434	(299,842)	(814,271)
Concession taxes payable	(10,719)	94,879	(253,633)
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	227,514	237,205	(198,358)
Accounts payable	(139,794)	959,177	(85,718)
Taxes payable	23,229	(41,990)	43,252
Deposits received in guarantee	109,061	89,859	(456,787)
Cash generated by operating activities	16,876,539	12,112,566	4,378,532
Income taxes paid	(4,356,833)	(1,017,120)	(811,965)
Net cash provided by operating activities	12,519,706	11,095,446	3,566,567
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased assets, improvements to concession assets and advance payments to suppliers	(8,431,106)	(4,946,784)	(3,160,111)
Proceeds from sales of machinery and equipment	5,198	3,215	6,248
Other investment activities	(56,475)	(25,739)	(63,828)
Net cash used in investing activities	(8,482,383)	(4,969,308)	(3,217,691)
Cash flows from financing activities:
Dividends declared and paid	(7,313,743)
Dividends paid to non-controlling interest	(153,959)
Capital distribution		(6,014,701)
Repurchase of shares	(1,999,987)	(3,000,037)
Proceeds from issuance of debt securities	7,757,588	7,000,000	7,200,000
Proceeds from bank loans	6,872,783	3,779,413	2,709,125
Repayments on bank loans	(4,039,007)	(5,941,663)
Payment of debt securities	(3,800,000)	(1,500,000)	(2,200,000)
Interest paid on leasing	(5,391)	(2,598)	(2,582)
Payment of obligations for leases	(16,098)	(12,466)	(12,977)
Interest paid on financial loans	(2,227,888)	(1,659,473)	(1,405,139)
Net cash generated (used in) by financing activities	(4,925,702)	(7,351,525)	6,288,427
Effects of exchange rate changes on cash held:	(73,034)	113,715	307,053
Net increase (decrease) in cash and cash equivalents	(961,413)	(1,111,672)	6,944,356
Cash and cash equivalents at beginning of year	13,332,877	14,444,549	7,500,193
Cash and cash equivalents at the end of year	12,371,464	13,332,877	14,444,549
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased assets and improvements to concession assets	$ 853,467	$ 1,427,990	$ 540,854